Document and Entity Information	Dec. 17, 2025
Cover [Abstract]
Entity Registrant Name	SCHOLASTIC CORP
Amendment Flag	false
Entity Central Index Key	0000866729
Document Type	8-K
Document Period End Date	Dec. 17, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-19860
Entity Tax Identification Number	13-3385513
Entity Address, Address Line One	557 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	212
Local Phone Number	343-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SCHL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false